Share Capital - Disclosure of Detailed Information About Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of classes of share capital [line items]
No. of warrants	610,122	49,000
Warrants One [Member]
Disclosure of classes of share capital [line items]
Issue Date	--03-19
Expiry Date	--03-23
No. of warrants	14,000
Warrants Two [Member]
Disclosure of classes of share capital [line items]
Issue Date	--03-19
Expiry Date	--03-24
No. of warrants	3,921
Warrants Three [Member]
Disclosure of classes of share capital [line items]
Average Exercise Price, lower	$ 0.01
Average Exercise Price, upper	$ 0.50
Issue Date	--04-19
Expiry Date	--04-22
No. of warrants	500
Warrants Four [Member]
Disclosure of classes of share capital [line items]
Issue Date	--05-19
Expiry Date	--05-21
No. of warrants	10,000
Warrants Five [Member]
Disclosure of classes of share capital [line items]
Issue Date	--07-19
Expiry Date	--05-25
No. of warrants	170,100
Warrants Six [Member]
Disclosure of classes of share capital [line items]
Issue Date	--08-19
Expiry Date	--02-25
No. of warrants	285,714
Warrants Seven [Member]
Disclosure of classes of share capital [line items]
Issue Date	--08-19
Expiry Date	--08-24
No. of warrants	22,857
Warrants Eight [Member]
Disclosure of classes of share capital [line items]
Average Exercise Price, lower	$ 0.50
Average Exercise Price, upper	$ 1.00
Issue Date	--03-19
Expiry Date	--03-21
No. of warrants	42,280
Warrants Nine [Member]
Disclosure of classes of share capital [line items]
Average Exercise Price, lower	$ 1.50
Average Exercise Price, upper	$ 2.00
Issue Date	--11-17
Expiry Date	--11-21
No. of warrants	2,000
Warrants Ten [Member]
Disclosure of classes of share capital [line items]
Issue Date	--10-18
Expiry Date	--10-21
No. of warrants	20,000
Warrants Eleven [Member]
Disclosure of classes of share capital [line items]
Issue Date	--12-17
Expiry Date	--12-20
No. of warrants	10,660
Warrants Twelve [Member]
Disclosure of classes of share capital [line items]
Issue Date	--04-18
Expiry Date	--04-20
No. of warrants	5,140
Warrants Thirteen [Member]
Disclosure of classes of share capital [line items]
Average Exercise Price, lower	$ 2.01
Average Exercise Price, upper	$ 4.00
Issue Date	--05-18
Expiry Date	--03-20
No. of warrants	2,030
Warrants Fourteen [Member]
Disclosure of classes of share capital [line items]
Issue Date	--06-18
Expiry Date	--06-20
No. of warrants	3,430
Warrants Fifteen [Member]
Disclosure of classes of share capital [line items]
Issue Date	--06-18
Expiry Date	--06-23
No. of warrants	8,000
Warrants Sixteen [Member]
Disclosure of classes of share capital [line items]
Issue Date	--03-19
Expiry Date	--06-20
No. of warrants	6,670
Warrants Seventeen [Member]
Disclosure of classes of share capital [line items]
Average Exercise Price, upper	$ 4.01
Issue Date	--05-18
Expiry Date	--05-21
No. of warrants	2,820